INCOME TAXES - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 323	$ 316	$ 501
Additions for tax positions of prior years		11	241
Reductions for tax positions of prior years	(9)	(4)	(382)
Additions for tax positions of current year	0	0	0
Settlements with tax authorities	0	0	(44)
Ending balance	314	323	316
Unrecognized tax benefits that, if recognized, would impact the effective rate	$ 58	$ 67	$ 77